Income Taxes - Schedule of Components of Benefit for Income Taxes (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Current Federal, State and Local, Tax Expense (Benefit) [Abstract]
Federal	$ 0	$ 0	$ 0
State	13	4	5
Total current	13	4	5
Deferred income tax expense (benefit):
Federal	(16,514)	(10,396)	(12,981)
State	(11,247)	(1,851)	(2,472)
Total deferred	(27,761)	(12,247)	(15,453)
Changes in tax rate	(1,471)	1,347	31
Changes in valuation allowance	29,232	10,900	15,422
Total	$ 13	$ 4	$ 5